Property and Equipment (Details 1) - USD ($) $ in Thousands	Jan. 31, 2016	Apr. 30, 2015
2016 (remaining)	$ 6	$ 23
2017	24	24
2018	25	25
2019	27	26
2020	16	16
Total minimum payments	98	114
Less: amount representing interest	(10)
Present value of minimum payments	88
Less: current portion	(24)	(23)
Capital Leases Future Minimum Payments Due Total	$ 64	$ 91